Debt - Schedule of Maturities of Non Current Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 10,190
2027	310,374
2028	1,486,831
2029	832,053
Total	$ 2,639,448	$ 2,390,689